26. Revenue from the sale of goods and / or services (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Schedule of net operating revenue

	2020	2019	2018
Gross sales		Note 2	Note 2
Goods	54,466	30,826	28,686
Services rendered	1,608	555	440
Sales returns and cancellations	(342)	(216)	(433)
	55,732	31,165	28,693

Taxes on sales	(4,479)	(2,327)	(2,203)

Net operating revenue	51,253	28,838	26,490